EQUITY AND SHARE-BASED COMPENSATION, EMPLOYEE COMPENSATION AND PRICE RANGES 10K (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense, options	$ 538	$ 923
Summary of information related to outstanding and exercisable warrants [Abstract]
Shares Under Warrants - Outstanding (in shares)	2,406,282
Weighted Average Remaining Contractual Life (Years) - Outstanding	4 years 6 months
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 6.33
Shares Under Warrants - Exercisable (in shares)	2,320,567
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 6.32
Weighted Average Remaining Contractual Life - Exercisable	4 years 4 months 24 days
Equity Warrant [Member] | $6.55 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)	$ 6.55
Shares Under Warrants - Outstanding (in shares)	1,800,001
Weighted Average Remaining Contractual Life (Years) - Outstanding	5 years
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 6.55
Shares Under Warrants - Exercisable (in shares)	1,714,286
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 6.55
Weighted Average Remaining Contractual Life - Exercisable	5 years
Equity Warrant [Member] | $ 16.00 to $16.80 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 16.00
Exercise price range, upper range limit (in dollars per share)	$ 16.80
Shares Under Warrants - Outstanding (in shares)	12,004
Weighted Average Remaining Contractual Life (Years) - Outstanding	4 years 6 months
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 16.40
Shares Under Warrants - Exercisable (in shares)	12,004
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 16.40
Weighted Average Remaining Contractual Life - Exercisable	4 years 6 months
Equity Warrant [Member] | $46.80 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)	$ 46.80
Shares Under Warrants - Outstanding (in shares)	3,029
Weighted Average Remaining Contractual Life (Years) - Outstanding	2 years 10 months 24 days
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 46.80
Shares Under Warrants - Exercisable (in shares)	3,029
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 46.80
Weighted Average Remaining Contractual Life - Exercisable	2 years 10 months 24 days
Liability Warrant [Member] | $5.24 [Member]
Summary of information related to outstanding and exercisable warrants [Abstract]
Exercise price range, upper range limit (in dollars per share)	$ 5.24
Shares Under Warrants - Outstanding (in shares)	591,248
Weighted Average Remaining Contractual Life (Years) - Outstanding	2 years 10 months 24 days
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 5.24
Shares Under Warrants - Exercisable (in shares)	591,248
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 5.24
Weighted Average Remaining Contractual Life - Exercisable	2 years 10 months 24 days
$ 6.00-$16.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 6.00
Exercise price range, upper range limit (in dollars per share)	$ 16.00
Shares Under Options - Outstanding (in shares)	135,989
Weighted Average Remaining Contractual Life (Years) - Outstanding	7 years
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 15.82
Shares Under Options - Exercisable (in shares)	114,636
Weighted Average Remaining Contractual Life (Years) - Exercisable	6 years 9 months 18 days
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 16.00
$28.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)	$ 28.00
Shares Under Options - Outstanding (in shares)	1,457
Weighted Average Remaining Contractual Life (Years) - Outstanding	7 years 2 months 12 days
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 28.00
Shares Under Options - Exercisable (in shares)	1,457
Weighted Average Remaining Contractual Life (Years) - Exercisable	8 years 2 months 12 days
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 28.00
$40.00[Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)	$ 40.00
Shares Under Options - Outstanding (in shares)	23,991
Weighted Average Remaining Contractual Life (Years) - Outstanding	4 years 9 months 18 days
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 40.00
Shares Under Options - Exercisable (in shares)	23,991
Weighted Average Remaining Contractual Life (Years) - Exercisable	4 years 9 months 18 days
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 40.00
$60.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)	$ 60.00
Shares Under Options - Outstanding (in shares)	15,000
Weighted Average Remaining Contractual Life (Years) - Outstanding	1 year
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 60.00
Shares Under Options - Exercisable (in shares)	15,000
Weighted Average Remaining Contractual Life (Years) - Exercisable	1 year
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 60.00
$74.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)	$ 74.00
Shares Under Options - Outstanding (in shares)	2,500
Weighted Average Remaining Contractual Life (Years) - Outstanding	7 years 2 months 12 days
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 74.00
Shares Under Options - Exercisable (in shares)	1,428
Weighted Average Remaining Contractual Life (Years) - Exercisable	7 years 2 months 12 days
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 74.00
$242.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper range limit (in dollars per share)	$ 242.00
Shares Under Options - Outstanding (in shares)	500
Weighted Average Remaining Contractual Life (Years) - Outstanding	2 years
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 242.00
Shares Under Options - Exercisable (in shares)	500
Weighted Average Remaining Contractual Life (Years) - Exercisable	2 years
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 242.00
$16.00 to $242.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 16.00
Exercise price range, upper range limit (in dollars per share)	$ 242.00
Shares Under Options - Outstanding (in shares)	179,437
Weighted Average Remaining Contractual Life (Years) - Outstanding	6 years 2 months 12 days
Weighted Average Exercise Price - Outstanding (in dollars per share)	$ 24.28
Shares Under Options - Exercisable (in shares)	157,012
Weighted Average Remaining Contractual Life (Years) - Exercisable	5 years 10 months 24 days
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 25.23
Consultants [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense, options	16	42
Directors [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense, options	262	285
Employees [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense, options	127	152
Executive Officers [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense, options	$ 133	$ 444